Discontinued operations (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of operations of discontinued operations

The results of operations for the Health Solutions segment included in discontinued operations are as follows (in thousands):

	Three months ended December 31,
	2025	2024

Net sales	$—	$19,195
Cost of sales	—	15,481
Income tax expense (benefit)	—	74
Net loss from discontinued operations	—	(3,983)

The results of operations for the Health Solutions segment included in discontinued operations are as follows (in thousands):

	Year ended September 30,
	2025	2024
Net sales	$39,364	$145,242
Cost of sales	30,462	120,908
Income tax expense (benefit)	357	(900)
Net loss from discontinued operations	(36,367)	(43,054)

Schedule of cash flow of discontinued operations

The cash flows attributable to the Health Solutions segment are summarized as follows (in thousands):

	Three months ended December 31,
	2025	2024
Cash flows (used in) provided by:
Operating activities	$—	$1,463
Investing activities	—	2,692
Financing activities	—	(3,550)
Net decrease in cash and cash equivalents	$—	$605

The cash flows attributable to the Health Solutions segment are summarized as follows (in thousands):

	Year Ended September 30,
	2025	2024
Cash flows (used in) provided by:
Operating activities	$(2,791)	$(1,724)
Investing activities	4,915	(1,113)
Financing activities	(10,647)	863
Net decrease in cash and cash equivalents	$(8,523)	$(1,974)